Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

A summary of the Company's significant accounting policies and recent accounting pronouncements are included in Note 2 of the Company’s consolidated financial statements, included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2025 (the “2025 Annual Report”). There have been no material changes to the Company’s significant accounting policies and recent accounting pronouncements in the six months ended June 30, 2026, except for as discussed below:

Investments in Debt Securities

The Company classifies investments in debt securities as trading, available-for-sale, or held-to-maturity in accordance with ASC 320, Investments—Debt Securities. Debt securities are classified as held-to-maturity only when the Company has the positive intent and ability to hold them to maturity. Debt securities that are not classified as trading or held-to-maturity are classified as available-for-sale.

The Company’s investments in structured notes are classified as available-for-sale as they are not acquired principally for the purpose of selling them in the near term and the Company does not have the positive intent and ability to hold them to maturity. The investments are carried at fair value, with unrealized gains and losses recognized in other comprehensive income until realized, except for amounts recognized in earnings in accordance with U.S. GAAP.

Available-for-sale debt securities are classified as current assets when they are expected to be available to fund current operating and working capital requirements.

Investments in Equity Securities

The Company’s investments in mutual funds are accounted for as equity securities in accordance with ASC 321, Investments—Equity Securities. Investments in mutual funds are measured at fair value at each reporting date, as the fair value per share is readily determinable and is the basis for current transactions. Unrealized gains and losses arising from changes in fair value are recognized in earnings.

New accounting pronouncements

In May 2026, the FASB issued Accounting Standards Update No. 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes guidance for the recognition, measurement, presentation and disclosure of environmental credits and related environmental credit obligations. The amendments are effective for annual reporting periods beginning after December 15, 2027, including interim periods within those annual reporting periods, with early adoption permitted, and are required to be applied retrospectively. The Company is currently evaluating the impact of adopting this guidance on its unaudited interim condensed consolidated financial statements and related disclosures.